Destra International & Event-Driven Credit Fund
Schedule of Investments
As of June 30, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 3.5%
	NETHERLANDS – 0.7%
394,764	MediArena Acquisition BV, 7.201% (3-Month USD Libor + 575 basis points), 08/13/2021(1)	$389,337

	SWEDEN – 0.4%
180,000	Verisure Holding AB, 3.500% (3-Month EUR Libor + 350 basis points), 10/21/2022(1)	198,411

	UNITED STATES – 2.4%
110,047	Dealer Tire LLC, 4.654% (1-Month USD Libor + 425 basis points), 02/05/2027(1)	105,461
379,793	Doncasters Finance Alloy PIK, 0.500%, 03/06/2025	168,059
368,819	Doncasters Finance TL, 8.500%, 03/06/2024	319,028
249,350	Rockwood Service Corp., 5.853% (1-Month USD Libor + 425 basis points), 12/20/2026(1)	241,870
469,823	Zayo Group Holdings, Inc., 4.005% (1-Month USD Libor + 300 basis points), 03/09/2027(1)	447,482
		1,281,900
	TOTAL BANK LOANS (Cost $2,024,041)	1,869,648

	COMMON STOCKS – 0.1%
	AUSTRALIA – 0.1%
65,000	Quintis Equity(2)	46,150

	MARSHALL ISLANDS – 0.0%
2,501	Scorpio Tankers, Inc.	32,041
	TOTAL COMMON STOCKS (Cost $87,103)	78,191

	CORPORATE DEBT SECURITIES – 25.3%
	AUSTRALIA – 0.1%
	Quintis Australia Pty, Ltd.:
7,300	7.500%, 10/01/2026(2)(3)	6,899
117,000	0.000%, 10/01/2028(2)(3)	66,807
		73,706

	AUSTRIA – 0.9%
241,000	Eldorado Intl. Finance GmbH, 8.625%, 06/16/2021(3)	244,286
200,000	Erste Group Bank AG, 6.500%(4)(5)	234,726
		479,012
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	CAYMAN ISLANDS – 4.7%
594,000	Global Aircraft Leasing Co., Ltd., 6.500%, 09/15/2024(3)	$399,465
740,000	Momo, Inc., 1.250%, 07/01/2025	573,772
	Tencent Holdings, Ltd.:
800,000	2.390%, 06/03/2030(3)	802,059
400,000	3.240%, 06/03/2050(3)	402,131
300,000	3.290%, 06/03/2060(3)	304,060
		2,481,487

	CHILE – 0.4%
200,000	VTR Comunicaciones SpA, 5.125%, 01/15/2028(3)(6)	205,100

	FRANCE – 1.1%
200,000	Altice France SA, 7.375%, 05/01/2026(3)	208,770
332,000	Banijay Entertainment SASU, 3.500%, 03/01/2025(3)	357,436
		566,206

	LUXEMBOURG – 1.5%
742,000	Altice France Holding SA, 10.500%, 05/15/2027(3)	820,596

	MAURITIUS – 1.1%
600,000	HTA Group, Ltd./Mauritius, 7.000%, 12/18/2025(3)	608,973

	MEXICO – 0.5%
370,000	Petroleos Mexicanos, 6.950%, 01/28/2060(3)	284,944

	NETHERLANDS – 3.2%
1,430,000	Petrobras Global Finance BV, 6.750%, 06/03/2050	1,474,330
200,000	VTR Finance, 6.375%, 07/15/2028(3)(6)	206,254
		1,680,584

	UNITED KINGDOM – 1.9%
400,000	Lloyds Banking Group PLC, 7.500%(4)(5)	415,260
670,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 05/01/2022(3)	264,650
320,000	Royal Bank of Scotland Group PLC, 6.000%(4)(5)	324,960
		1,004,870

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	UNITED STATES – 9.9%
536,000	Bruin E&P Partners LLC, 8.875%, 08/01/2023(3)	$18,760
128,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025(3)	134,506
646,000	CSC Holdings LLC, 10.875%, 10/15/2025(3)	695,965
154,000	Dealer Tire LLC, 8.000%, 02/01/2028(3)	143,028
	Expedia Group, Inc.:
215,000	6.250%, 05/01/2025(3)	229,490
150,000	7.000%, 05/01/2025(3)	156,309
173,000	Frontier Communications Corp., 8.500%, 04/01/2026(3)	163,658
740,000	General Electric Co., 4.250%, 05/01/2040	737,828
	Howmet Aerospace, Inc.:
202,000	6.875%, 05/01/2025	219,365
80,000	5.950%, 02/01/2037	83,096
200,000	Nationstar Mortgage Holdings, Inc., 9.125%, 07/15/2026(3)	211,687
450,000	Pioneer Natural Resources Co., 0.250%, 05/15/2025(3)	533,154
500,000	RegionalCare Hospital Partners Holdings, Inc., 9.750%, 12/01/2026(3)	516,577
645,000	Talen Energy Supply LLC, 7.625%, 06/01/2028(3)	646,209
64,000	Tenet Healthcare Corp., 7.500%, 04/01/2025(3)	68,360
446,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027(3)	428,717
361,000	Voyager Aviation Holdings LLC, 8.500%, 08/15/2021(3)	264,839
		5,251,548
	TOTAL CORPORATE DEBT SECURITIES (Cost $13,918,316)	13,457,026

	INTERNATIONAL DEBT SECURITIES – 50.6%
	BELGIUM – 1.8%
700,000	Anheuser-Busch InBev SA, 3.700%, 04/02/2040	956,193

	BERMUDA – 0.9%
500,000	SFL Corp., Ltd., 5.750%, 10/15/2021	476,756

	BRAZIL – 1.0%
1,020,000	Samarco Mineracao SA, 4.125%, 11/01/2022(7)	535,510
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	CAYMAN ISLANDS – 3.3%
4,000,000	China Education Group Holdings, Ltd., 2.000%, 03/28/2024	$551,005
10,000,000	China Evergrande Group, 4.250%, 02/14/2023	1,218,631
		1,769,636

	FRANCE – 4.0%
	BNP Paribas SA:
200,000	7.000%(4)(5)	217,287
810,000	6.625%(3)(4)(5)	829,238
	Electricite de France SA:
200,000	5.375%(4)(5)	242,896
700,000	5.000%(4)(5)	841,153
		2,130,574

	ISRAEL – 1.0%
520,000	Delek & Avner Tamar Bond, Ltd., 5.412%, 12/30/2025(3)	511,388

	ITALY – 7.7%
	Intesa Sanpaolo SpA:
247,000	7.750%(4)(5)	303,930
800,000	6.250%(4)(5)	901,753
800,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 09/01/2044(3)	1,346,706
1,503,000	Moby SpA, 7.750%, 02/15/2023(8)	270,081
600,000	Saxa Gres SpA, 7.000%, 07/10/2023(2)	592,992
600,000	UniCredit SpA, 6.625%(4)(5)	662,619
		4,078,081

	JERSEY – 0.8%
400,000	AA Bond Co., Ltd., 5.500%, 07/31/2043	426,171

	LEBANON – 0.1%
	Lebanon Government International Bond:
83,000	6.375%, 07/02/2020(8)	16,514
195,000	6.150%, 07/02/2020(8)	38,512
		55,026

	LUXEMBOURG – 4.6%
203,000	Altice France Holding SA, 8.000%, 05/15/2027	241,253
200,000	Avation Capital SA, 6.500%, 05/15/2021(3)	148,725
136,040	LSF10 Wolverine Investments SCA, 5.000%, 03/15/2024	151,675

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	LUXEMBOURG (continued)
407,112	Paper Industries Financing SARL, 0.250% (3-Month EUR Libor + 25 basis points), 02/04/2028(1)(3)	$16,048
328,000	Paper Industries Intermediate Financing Sarl, 6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)	275,666
810,666	Paper Industries Intermediate Financing SARL, 6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)(3)	681,321
1,239,000	Takko Luxembourg 2 SCA, 5.375%, 11/15/2023	754,894
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033	157,460
		2,427,042

	MALAYSIA – 2.9%
1,000,000	1MDB Energy, Ltd., 5.990%, 05/11/2022	1,042,469
2,000,000	Malaysia Government Bond, 3.885%, 08/15/2029	503,745
		1,546,214

	NETHERLANDS – 4.3%
800,000	Cooperatieve Rabobank UA, 4.625%(4)(5)	910,826
434,000	EA Partners II BV, 6.750%, 06/01/2021(8)	212,660
526,576	MV24 Capital BV, 6.748%, 06/01/2034	501,400
600,000	Yandex, 0.750%, 03/03/2025	642,691
		2,267,577

	PERU – 1.4%
2,100,000	Peruvian Government International Bond, 6.900%, 08/12/2037	714,630

	PORTUGAL – 0.9%
400,000	Caixa Geral de Depositos SA, 10.750%(4)(5)	492,419

	SINGAPORE – 1.2%
1,264,090	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	658,109

	SPAIN – 1.8%
200,000	Autonomous Community of Catalonia, 4.220%, 04/26/2035	282,090
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	SPAIN (continued)
	CaixaBank SA:
400,000	6.750%(4)(5)	$451,659
200,000	5.250%(4)(5)	200,517
		934,266

	SWEDEN – 0.6%
300,000	Fastighets AB Balder, 3.000%, 03/07/2078(5)	323,186

	SWITZERLAND – 1.2%
600,000	Credit Suisse Group AG, 7.250%(4)(5)	616,917

	UNITED ARAB EMIRATES – 1.0%
460,000	Abu Dhabi Government International Bond, 3.875%, 04/16/2050	545,445

	UNITED KINGDOM – 8.2%
570,000	Barclays PLC, 8.000%(4)(5)	590,962
	BP Capital Markets PLC:
750,000	4.375%(4)(5)	763,125
500,000	4.875%(4)(5)	517,500
3,150,000	House of Fraser Funding PLC, 6.530% (3-Month GBP Libor + 575 basis points), 09/15/2020(1)(7)(8)	58,384
500,000	Lloyds Banking Group PLC, 4.947%(4)(5)	547,042
220,000	Matalan Finance PLC, 6.750%, 01/31/2023	194,727
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024	125,973
420,000	Virgin Media Finance PLC, 3.750%, 07/15/2030(3)	462,830
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	980,032
100,000	William Hill PLC, 4.875%, 09/07/2023	126,800
		4,367,375

	VIETNAM – 0.9%
500,000	No Va Land Investment Group Corp., 5.500%, 04/27/2023	499,501

	VIRGIN ISLANDS (BRITISH) – 1.0%
660,000	PB Issuer No. 5, Ltd., 3.000%, 12/10/2025	548,454
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $28,009,188)	26,880,470

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Contracts	Description	Value
	INTERNATIONAL EQUITIES – 0.5%
	CAYMAN ISLANDS – 0.0%
52,758	Shelf Drilling, Ltd.(3)(7)	$16,680

	GERMANY – 0.4%
55,671	Tele Columbus AG(3)(7)	192,885

	UNITED KINGDOM – 0.1%
94,740	AA PLC	26,749
363,443	Alloy Topco Equity(2)	45
83,185	Amigo Holdings PLC(3)	5,972
		32,766
	TOTAL INTERNATIONAL EQUITIES (Cost $409,836)	242,331

	PRIVATE COMPANIES – 3.9%
	LUXEMBOURG – 0.0%
1,221,339	Lecta Equity(2)	137

	UNITED STATES – 3.9%
1,248,331	V Global Holdings LLC, Common Shares(2)	2,059,746
	TOTAL PRIVATE COMPANIES (Cost $1,310,748)	2,059,883

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
27	S&P 500 Index Excercise Price: $2,400, Notional Amount: $6,480,000, Expiration Date: 07/17/2020(7)	5,670
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $161,920)	5,670
Shares	Description	Value
	SHORT-TERM INVESTMENTS – 5.7%
	UNITED STATES – 5.7%
3,018,867	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 0.100%(9)	$3,018,867
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,018,867)	3,018,867
	TOTAL INVESTMENTS – 89.6% (Cost $48,940,019)	47,612,086
	Other Assets in Excess of Liabilities – 10.4%	5,525,051
	TOTAL NET ASSETS – 100.0%	$53,137,137

(1)   Floating rate security. Rate as of June 30, 2020 is disclosed.

(2)   Fair valued, illiquid and restricted under direction of the Board of Trustees.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2020 the total value of these securities is $13,605,482 representing 25.6% of net assets.

(4)   Security is perpetual in nature with no stated maturity date.

(5)   Variable rate security. Rate as of June 30, 2020 is disclosed.

(6)   When-issued security that has not settled as of June 30, 2020. Rate is not in effect at June 30, 2020.

(7)   Non-income producing security.

(8)   Security is in default.

(9)   The rate is the annualized seven-day yield as of June 30, 2020.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)

At June 30, 2020, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Appreciation (Depreciation)
				Buy	Sell
September 15, 2020	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR 58,000	$ 65,083	$65,273	$190
September 15, 2020	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR 1,000,000	$ 1,122,412	1,125,394	2,982
September 15, 2020	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$ 5,906,338	EUR 5,184,900	5,835,056	71,282
September 15, 2020	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$ 84,898	EUR 74,500	83,842	1,056
September 15, 2020	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$ 158,481	EUR 141,000	158,681	(200)
September 15, 2020	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$ 56,618	EUR 50,000	56,270	348
September 15, 2020	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar	$ 1,760,919	HKD 13,658,000	1,761,328	(409)
September 15, 2020	Citibank, N.A.	Peru Nuevo Sol	U.S. Dollar	PEN 1,739,362	$ 504,646	490,528	(14,118)
September 15, 2020	Citibank, N.A.	U.S. Dollar	Peru Nuevo Sol	$ 291,036	PEN 1,000,000	282,016	9,020
September 15, 2020	Citibank, N.A.	U.S. Dollar	Peru Nuevo Sol	$ 214,775	PEN 739,362	208,512	6,263
September 15, 2020	Citibank, N.A.	U.S. Dollar	Pound Sterling	$ 2,040,526	GBP 1,598,000	1,980,177	60,349
September 15, 2020	Citibank, N.A.	U.S. Dollar	Pound Sterling	$ 448,201	GBP 351,000	434,945	13,256
September 15, 2020	Credit Agricole	Euro Currency	U.S. Dollar	EUR 117,000	$ 133,430	131,671	(1,759)
September 15, 2020	Morgan Stanley & Co. LLC	U.S. Dollar	Norwegian Krone	$ 48,077	NOK 443,701	46,096	1,981
September 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$ 11,100,656	EUR 9,745,000	10,966,965	133,691
September 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$ 113,802	EUR 100,000	112,539	1,263
September 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$ 449,112	EUR 400,000	450,158	(1,046)
September 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$ 57,258	EUR 51,000	57,395	(137)
September 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$ 99,082	EUR 88,000	99,035	47
September 15, 2020	Societe Generale	Euro Currency	U.S. Dollar	EUR 77,000	$ 86,502	86,655	153
September 15, 2020	Societe Generale	U.S. Dollar	Euro Currency	$ 88,897	EUR 79,000	88,906	(9)
September 15, 2020	Standard Chartered	Euro Currency	U.S. Dollar	EUR 76,000	$ 85,964	85,530	(434)
September 15, 2020	Standard Chartered	Euro Currency	U.S. Dollar	EUR 62,000	$ 69,933	69,774	(159)
							$283,610

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)

At June 30, 2020, the Destra International & Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value(1)	Premium (Paid) Received	Unrealized Gain (Loss)	Value
Markit iTrax Europe Crossover Index Swap(2)	Deutsche Bank	5.000% / Quarterly	6/20/2025	$905,000	$(33,069)	$(20,687)	$(53,756)

Next PLC Swap(3)	Citibank, N.A.	1.000% / Quarterly	6/20/2025	380,000	23,786	(4,120)	19,666
						$(24,807)	$(34,090)

Interest Rate Swap Contracts:

Counterparty	Payments Made / Frequency	Payments Received / Frequency	Maturity Date	Notional Amount at Value	Premium (Paid) Received	Unrealized Gain (Loss)	Value
Goldman Sachs & Co.	BRL-CDI / Once at Maturity	4.078% Fixed / Once at Maturity	1/2/2023	BRL 10,527,521	$—	$5,937	$5,937

HSBC Securities	7-day Reverse Repo / Quarterly	2.278% Fixed / Quarterly	8/13/2025	CNY 9,731,843	—	(4,285)	(4,285)

Merrill Lynch	7-day Reverse Repo / Quarterly	2.285% Fixed / Quarterly	8/13/2025	CNY 9,768,157	—	(3,814)	(3,814)
						$(2,161)	$(2,161)

(1)     The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

(2)     The underlying issuer is ITRX XOVER CDSI S33 5Y Corp.

(3)     The underlying issuer is NXTLN CDS EUR SR 5Y D14.

At June 30, 2020, the Destra International & Event-Driven Credit Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:

Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts:
September 2020	6	10-Year U.S. Treasury Note	$(831,726)	$(835,031)	$(3,305)
September 2020	7	Ultra Long U.S. Treasury Bond	(1,518,769)	(1,527,094)	(8,325)
			$(2,350,495)	$(2,362,125)	$(11,630)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at June 30, 2020 is as follows:

Description	Acquisition Date	Cost	Value	Percentage of Net Assets
Alloy Topco Equity	3/10/2020	$—	$45	0.00%
Lecta Equity	2/7/2020	—	137	0.00
Quintis Australia PTY, Ltd., 7.500%	9/11/2019	5,402	6,899	0.01
Quintis Australia PTY, Ltd., 0.000%	9/11/2019	44,657	66,807	0.13
Quintis Equity	10/30/2019	—	46,150	0.09
Saxa Gres SpA	11/27/2018	678,428	592,992	1.12
V Global Holdings LLC – Common Shares	8/6/2018	1,310,748	2,059,746	3.88